Goodwill - Details of the Changes in Goodwill (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Reclassified as assets held for sale	₩ 2,516	₩ 0
Disposal groups classified as held for sale [member]
Disclosure of reconciliation of changes in goodwill [line items]
Reclassified as assets held for sale	₩ 2,516